Property and Equipment, Net	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, net
5 Property and equipment, net

$ (thousands)
Balance, June 30, 2024	674
Depreciation	(17)

Balance, September 30, 2024	657

At September 30, 2024, the total capitalized cost of property and equipment was $879 (June 30,
2024 - $879),
of which $499 is not in use. The Company has recognized $17 (2023 - $15) in depreciation expense in the three months ended September 30, 2024, on equipment in u
se.

5.Property and equipment, net

$ (thousands)
Balance, June 30, 2022	90
Additions	679
Less depreciation	(60)

Balance, June 30, 2023	709
Additions	20
Less depreciation	(55)

Balance, June 30, 2024	674

At June 30, 2024, the total capitalized cost of property and equipment was $879 (June 30, 2023 - $859), of which $499 is not in use. The Company has recognized $55 (2023 - $60) in depreciation expense for the year ended June 30, 2024, on equipment
in use.

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net
Note 5—Property and equipment, net
Property and equipment, net consists of the following as of September 30, 2024, and December 31, 2023:

	Unaudited September 30, 2024	December 31, 2023
Furniture and fixtures	$170,607	$170,607
Leasehold improvements	544,629	544,628
Machinery and office equipment	1,401,775	1,365,277
Software	72,394	72,394

	2,189,405	2,152,906
Less accumulated depreciation and amortization	(2,069,812)	(1,970,736)

	$119,593	$182,170

Depreciation and amortization of property and equipment totaled approximately $29,000 and $39,000 for the three months ending September 30, 2024, and 2023, respectively, and totaled approximately $99,000 and $141,000 for the nine months ending September 30, 2024, and 2023, respectively.

Note 5—Property and equipment, net
Property and equipment, net consists of the following as of December 31, 2023, and 2022:

	2023	2022
Furniture and fixtures	$170,607	$170,607
Leasehold improvements	544,628	544,628
Machinery and office equipment	1,365,277	1,330,053
Software	72,394	28,394

	2,152,906	2,073,682
Less accumulated depreciation and amortization	(1,970,736)	(1,793,359)

	$182,170	$280,323

Depreciation and amortization of property and equipment totaled approximately $177,000 and $373,000 for the years ended December 31, 2023, and 2022, respectively.